Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,027,510,000.00
Previously Paid Amount	769,711.78
Total Fee Amount	1,045,911.78
Total Offset Amount	0.00
Net Fee	$ 276,200.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A